Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 3,278,253	$ 6,489,424
Short-term investments		11,100,000	14,700,000
Accounts receivable, net		1,697,673
Intercompany receivables		15,000	15,000
Other receivable		6,846,247
Prepaid expenses and other current assets			1,293,893
Total current assets		22,937,173	22,498,317
Investments in non-VIE subsidiaries		14,523,251	14,138,600
Total non-current assets		14,523,251	14,138,600
Total Assets		37,460,424	36,636,917
Liabilities and Shareholders’ Equity
Accounts payable		85,860
Intercompany payable		1,364,252	1,361,997
Total current liabilities		1,450,112	1,361,997
Total Liabilities		1,450,112	1,361,997
Commitments and Contingencies
Additional paid-in capital		24,920,060	24,920,060
Statutory reserve		836,215	836,215
Retained earnings		10,671,200	10,491,058
Accumulated other comprehensive loss		(420,093)	(975,343)
Total Shareholders’ Equity		36,010,312	35,274,920
Total Liabilities and Shareholders’ Equity		37,460,424	36,636,917
Class A Ordinary Shares [Member]
Liabilities and Shareholders’ Equity
Ordinary shares value	[1]	2,111	2,111
Class B Ordinary Shares [Member]
Liabilities and Shareholders’ Equity
Ordinary shares value		$ 819	$ 819

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).